Securities, 424I - Securities, 424I: 1	Feb. 06, 2026 USD ($)
Securities, 424I Table
Fee Previously Paid	false
Security Class Title	Common Stock, par value $0.001 per share
Fee Rate	0.00014%
Amount of Registration Fee	$ 620.35